Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
US [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	1	1	1
Average rate	1	1	1
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Year-end spot rate	7.2952	7.1135	6.458
Average rate	7.0511	6.5532	6.5095